GENERAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
General Information
SCHEDULE OF CHINA CERAMICS AND ITS SUBSIDIARIES CORPORATE STRUCTURE

	Place and date of incorporation or establishment/	Nominal value of issued ordinary share /registered		Percentage of equity attributable to the Company
Name	operations	capital		Direct	Indirect	Principal activities

Antelope USA	Delaware, USA, January 4, 2023	US$	1,000	100	—	Holding company

BTC Universal Media USA Inc	Delaware, USA, October 31, 2024	US$	10,000	100	—	Film and television entertainment, internet celebrity economy, live streaming, e-commerce, games

Antelope US LLC	February 27, 2024	US$	1,000		100	Natural gas power generation and power station acquisitions and investments business

Success Winner Limited	British Virgin Islands, May 29, 2009	US$	1	100	—	Investment holding

Vast Elite Limited (note 1)	Hong Kong, September 22, 2017	HKD	1	—	100	Trading of building material

Antelope Enterprise (HK) Holdings Limited (note 1)	Hong Kong, December 3, 2019	HKD	10,000	—	100	Investment holding

Antelope Holdings (Chengdu) Co., Ltd (note 2)	PRC, May 9, 2020	USD	10,000,000	—	100	Business management and consulting services

Antelope Future (Yangpu) Investment Co., Ltd (note 3)	PRC, August 11, 2021	USD	10,000,000	—	100	Business management and consulting services

Antelope Ruicheng Investment (Hainan) Co., Ltd (note 4)	PRC, September 9, 2021	RMB	50,000,000	—	100	Business management and consulting services

Hainan Kylin Cloud Services Technology Co., Ltd (note 5)	PRC, September 18, 2021	RMB	5,000,000	—	51	Business management and consulting services

Hangzhou Kylin Cloud Services Technology Co., Ltd (note 6)	PRC, October 28, 2022	RMB	5,000,000	—	51	Business management and consulting services

Anhui Kylin Cloud Services Technology Co., Ltd (note 7)	PRC, November 2, 2022	RMB	5,000,000	—	51	Business management and consulting services

Wenzhou Kylin Cloud Services Technology Co., Ltd (note 8)	PRC, February 15, 2023	RMB	5,000,000	—	51	Business management and consulting services

Hubei Kylin Cloud Services Technology Co., Ltd (note 9)	PRC, August 15, 2023	RMB	5,000,000	—	51	Business management and consulting services

Jiangxi Kylin Cloud Services Technology Co., Ltd (note 1)	PRC, August 18, 2023	RMB	5,000,000	—	51	Business management and consulting services

Note:

1.	The registered capital of Vast Elite and Antelope HK had been fully paid up.
2.	Antelope Chengdu is allowed to pay the registered capital in full before April 13, 2060.

3.	Antelope Future is allowed to pay the registered capital in full before December 31, 2051.
4.	Antelope Ruicheng is allowed to pay the registered capital in full before December 31, 2051.
5.	Hainan Kylin is allowed to pay the registered capital in full before September 16, 2050.
6.	Hangzhou Kylin is allowed to pay the registered capital in full before October 21, 2042.
7.	Anhui Kylin is allowed to pay the registered capital in full before October 31, 2042.
8.	Wenzhou Kylin is allowed to pay the registered capital in full before February 15, 2043.
9.	Hubei Kylin is allowed to pay the registered capital in full before August 15, 2045.
10.	Jiangxi Kylin is allowed to pay the registered capital in full before August 15, 2053.